Application Of New And Revised International Financial Reporting Standards (IFRS), International Accounting Standards (IAS), IFRIC Interpretations (IFRIC), And SIC Interpretations (SIC) Issued By The International Accounting Standards Board (IASB) - Summary of Impact on Assets, Liabilities and Equity when Retrospectively Applying IFRS 9 and IFRS 15 (Detail)
$ in Millions, $ in Millions
	Jan. 01, 2018 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost		$ 21,805.9
Hedging instruments				$ 34.4
Financial assets		856,181.4		804,091.0
Financial assets		856,181.4		804,091.0
Financial liabilities		318,672.4		340,543.5
Inventories		103,231.0	$ 3,372.5	73,880.7
Financial assets at fair value through other comprehensive income		107,067.5
Investments accounted for using equity method		17,769.0	580.5	17,731.8
TOTAL		2,090,031.2	68,279.4	1,991,732.0
Accrued expenses and other current liabilities		61,760.6	2,017.7	65,588.4
Total liabilities		428,926.1	14,012.6	497,285.5
Retained earnings		1,360,258.9	44,438.4	1,205,051.3
Non-controllinginterests		676.3	22.1	699.7
Total equity		$ 1,661,105.1	$ 54,266.8	1,494,446.5	$ 1,359,845.8	$ 1,194,970.1
Held-to-maturity [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets				20,821.7
Financial assets				20,821.7
Previously stated under IAS 39 [member]
Disclosure of initial application of standards or interpretations [line items]
Total equity				1,494,446.5
IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost	$ 705,474.8
Hedging instruments	34.4
Financial assets	805,294.6
Retained Earnings Effect	1,490.3
Financial assets	805,294.6
Other Equity Effect	(285.1)
Financial assets at fair value through profit or loss	1,349.3
Financial assets at fair value through other comprehensive income	98,436.1
Investments accounted for using equity method	17,740.1
IFRS 9 [member] | Add: From loans and receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost	684,661.4
IFRS 9 [member] | Add: From held to maturity [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost	20,813.4
IFRS 9 [member] | Investments accounted for using equity method [Member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	34.0
Other Equity Effect	(25.7)
IFRS 9 [member] | Amortized cost [member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	236.5
IFRS 9 [member] | Amortized cost [member] | Add: From loans and receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	244.8
IFRS 9 [member] | Amortized cost [member] | Add: From held to maturity [member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	(8.3)
IFRS 9 [member] | FVTOCI [member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	1,263.9
Other Equity Effect	(295.2)
IFRS 9 [member] | FVTPL [Member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	(10.1)
Other Equity Effect	10.1
IFRS 9 [member] | Adjustments arising from initial application [member]
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using equity method	8.3
IFRS 9 [member] | Previously stated under IAS 39 [member]
Disclosure of initial application of standards or interpretations [line items]
Hedging instruments				34.4
Financial assets				604.2
Financial assets				604.2
Financial assets at fair value through profit or loss				569.8
Investments accounted for using equity method				17,731.8
IFRS 9 [member] | Reclassifications [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost	705,238.3
Financial assets	803,486.8
Financial assets	803,486.8
Financial assets at fair value through profit or loss	779.5
Financial assets at fair value through other comprehensive income	97,469.0
IFRS 9 [member] | Reclassifications [member] | Add: From loans and receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost	684,416.6
IFRS 9 [member] | Reclassifications [member] | Add: From held to maturity [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost	20,821.7
IFRS 9 [member] | Remeasurements [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost	236.5
Financial assets	1,203.6
Financial assets	1,203.6
Financial assets at fair value through other comprehensive income	967.1
IFRS 9 [member] | Remeasurements [member] | Add: From loans and receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost	244.8
IFRS 9 [member] | Remeasurements [member] | Add: From held to maturity [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortized cost	(8.3)
IFRS 9 [member] | Adjustments Arising from Initial Application [member]
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using equity method	8.3
IFRS 9 [member] | Equity securities [member] | Add: From available for sale [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income	8,389.5
IFRS 9 [member] | Equity securities [member] | FVTOCI [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	8,389.5
Financial assets	8,389.5
IFRS 9 [member] | Equity securities [member] | FVTOCI [member] | Add: From available for sale [member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	1,294.6
Other Equity Effect	(325.9)
IFRS 9 [member] | Equity securities [member] | Reclassifications [member] | Add: From available for sale [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income	7,422.4
IFRS 9 [member] | Equity securities [member] | Remeasurements [member] | Add: From available for sale [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income	967.1
IFRS 9 [member] | Cash and cash equivalents [member] | Amortized cost [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	553,391.7
Financial assets	553,391.7
IFRS 9 [member] | Derivative financial assets [member] | Mandatorily at FVTPL [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	569.8
Financial assets	569.8
IFRS 9 [member] | Derivative financial assets [member] | Hedging instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	34.4
Financial assets	34.4
IFRS 9 [member] | Debt securities [member] | Add: From available for sale [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through profit or loss	779.5
Financial assets at fair value through other comprehensive income	90,046.6
IFRS 9 [member] | Debt securities [member] | Amortized cost [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	20,813.4
Financial assets	20,813.4
IFRS 9 [member] | Debt securities [member] | FVTOCI [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	90,046.6
Financial assets	90,046.6
IFRS 9 [member] | Debt securities [member] | FVTOCI [member] | Add: From available for sale [member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	(30.7)
Other Equity Effect	30.7
IFRS 9 [member] | Debt securities [member] | Mandatorily at FVTPL [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	779.5
Financial assets	779.5
IFRS 9 [member] | Debt securities [member] | FVTPL [Member] | Add: From available for sale [member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	(10.1)
Other Equity Effect	10.1
IFRS 9 [member] | Debt securities [member] | Reclassifications [member] | Add: From available for sale [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through profit or loss	779.5
Financial assets at fair value through other comprehensive income	90,046.6
IFRS 9 [member] | Notes and accounts receivable (including related parties), other receivables and refundable deposits [member] | Amortized cost [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	131,269.7
Financial assets	131,269.7
IFRS 9 [member] | Derivative financial liabilities [member] | Held for trading [member]
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities	26.7
IFRS 9 [member] | Derivative financial liabilities [member] | Hedging instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities	15.6
IFRS 9 [member] | Short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable and guarantee deposits [member] | Amortized cost [member]
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities	340,501.2
IAS 18 and Revenue-related Interpretations [member]
Disclosure of initial application of standards or interpretations [line items]
Inventories				73,880.7
Investments accounted for using equity method				17,731.8
Provisions - current				13,961.8
Accrued expenses and other current liabilities				65,588.4
Total liabilities				0.0
Retained earnings				1,205,051.3
Non-controllinginterests				$ 699.7
IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Inventories	73,861.0
Contract assets	34.1
Investments accounted for using equity method	17,751.3
Accrued expenses and other current liabilities	79,550.2
Total liabilities	0.0
Retained earnings	1,205,083.3
Non-controllinginterests	701.6
IFRS 15 [member] | Adjustments arising from initial application [member]
Disclosure of initial application of standards or interpretations [line items]
Inventories	(19.7)
Contract assets	34.1
Investments accounted for using equity method	19.5
TOTAL	33.9
Provisions - current	(13,961.8)
Accrued expenses and other current liabilities	13,961.8
Total liabilities	0.0
Retained earnings	32.0
Non-controllinginterests	1.9
Total equity	33.9
IAS 39 [Member] | Equity securities [member] | Available-for-sale [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	7,422.4
Financial assets	7,422.4
IAS 39 [Member] | Cash and cash equivalents [member] | Loans and receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	553,391.7
Financial assets	553,391.7
IAS 39 [Member] | Derivative financial assets [member] | Hedging instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	34.4
Financial assets	34.4
IAS 39 [Member] | Derivative financial assets [member] | Held for trading [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	569.8
Financial assets	569.8
IAS 39 [Member] | Debt securities [member] | Available-for-sale [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	90,826.1
Financial assets	90,826.1
IAS 39 [Member] | Debt securities [member] | Held-to-maturity [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	20,821.7
Financial assets	20,821.7
IAS 39 [Member] | Notes and accounts receivable (including related parties), other receivables and refundable deposits [member] | Loans and receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets	131,024.9
Financial assets	131,024.9
IAS 39 [Member] | Derivative financial liabilities [member] | Held for trading [member]
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities	26.7
IAS 39 [Member] | Derivative financial liabilities [member] | Hedging instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities	15.6
IAS 39 [Member] | Short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable and guarantee deposits [member] | Amortized cost [member]
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities	$ 340,501.2